Accounting judgments and estimates (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting judgments and estimates
Intangible assets other than goodwill	€ 7,400	€ 9,194	€ 12,407	€ 12,407
Percentage of estimated Variable Transaction Price	98.00%	82.00%
Group
Accounting judgments and estimates
Estimated Rate of Implicit Price Concessions	2.00%	18.00%
Cost
Accounting judgments and estimates
Intangible assets other than goodwill	€ 32,554	€ 30,827		€ 28,040	€ 21,534
Cost | Capitalized development costs
Accounting judgments and estimates
Intangible assets other than goodwill	€ 6,972	€ 7,941